Taxes - Schedule of Reconciled to the (Loss) Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Reconciled to the (Loss) Income Before Income Taxes [Abstract]
Income before income taxes	$ 85,556	$ 2,149,669
PRC statutory tax rate	25.00%	25.00%
Income tax computed at PRC statutory tax rate	$ 21,389	$ 537,417
Preferential tax treatments	71,304	(244,284)
Non-deductible expense	2,423	2,775
Additional deduction for research and development expenses	(34,277)	(26,077)
Tax-exempted income	6,595	(828)
Total	$ 67,434	$ 269,003	$ 307,441